Other Investments - current - Summary of Other Investments current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [line items]
Investments—measured at Fair value through Other Comprehensive Income	$ 765.7	₨ 58,041.2	₨ 29,723.4
Investments—measured at Fair value through profit and loss	2,230.5	169,051.0	160,788.4
Total (a+b)	2,996.2	227,092.2	190,511.8
Mutual funds [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	758.9	57,526.2	29,723.4
Convertible Debentures [member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	6.8	515.0
Quoted Investment In Government Securities [Member]
Disclosure of financial assets [line items]
Investments—measured at amortized cost	90.5	6,856.2
Unquoted Mutual Funds [Member]
Disclosure of financial assets [line items]
Investments—measured at amortized cost	$ 2,140.0	₨ 162,194.8	₨ 160,788.4